Effects on initial application of IFRS 9 and information for the years ended December 31, 2016 and 2017 in conformity with IAS 39 (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying Amount of Financial Assets Transferred
c)	The carrying amount of financial assets transferred from December 31, 2017 under IAS 39 to January 1, 2018 under IFRS 9 is reconciled as follows:

								Effects
	Note	Measured at cost	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Other financial assets	Measured at amortized cost	Total	Retained earnings	Other equity interest
		NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
IAS 39		20,890	—	—	70,241	—	91,131	—	—
Transferred into and measured at fair value through profit or loss	(c)	(10,940)	10,940	—	—	—	—	—	—
Transferred into and measured at fair value through other comprehensive income	(b)	(9,950)	—	9,950	—	—	—	—	—
Transfer into and measured at amortized cost	(a)	—	—	—	(70,241)	70,241	—	—	—
Fair value adjustment	(b)(c)	—	493	50,801	—	—	51,294	493	79,385
Impairment loss adjustment	(b)	—	—	28,584	—	—	28,584	28,584	(28,584)
Income tax adjustment	(b)	—	—	—	—	—	—	—	(8,636)

IFRS 9		—	11,433	89,335	—	70,241	171,009	29,077	42,165

(a)

The Group’s restricted bank deposits that failed to meet the definition of cash and cash equivalents amounted to NT$70,241 thousand (US$2,295 thousand) were classified as “Other financial assets” under IAS 39. Since the assets’ cash flows represent solely payments of principal and interest, the restricted bank deposits were reclassified as “Financial assets at amortized cost” amounted to NT$70,241 thousand (US$2,295 thousand) on initial application of IFRS 9.

(b)

Given the Group’s available-for-sale financial assets amounted to NT$9,950 thousand (US$325 thousand) under IAS 39 were not held for the purpose of trading, it was elected to classify as “Financial assets at fair value through other comprehensive income” and increased by NT$89,335 thousand (US$2,918 thousand) on initial application of IFRS 9. Accompanying retained earnings, other equity interest and deferred tax liabilities were increased by NT$28,584 thousand (US$934 thousand), NT$42,165 thousand (US$1,377 thousand) and NT$8,636 thousand (US$282 thousand), respectively.

(c)

The Group’s available-for-sale financial assets amounted to NT$10,940 thousand (US$357 thousand) under IAS 39 were classified as “Financial assets at fair value through profit or loss” and increased by NT$11,433 thousand (US$374 thousand) in compliance with IFRS 9. Accompanying retained earnings were increased by NT$493 thousand (US$16 thousand).

Summary of Significant Accounts
d)	The significant account as of December 31, 2017 is as follows:

Available-for-sale financial assets

December 31, 2017
NT$000
Unlisted equity investments, at cost	49,474
Less: Allowance for impairment losses	(28,584)

20,890

Summary of Ageing of Accounts Receivable which are Past Due But Not Impaired
(d)	The aging of accounts receivable which are past due but not impaired is as follows:

December 31, 2017
NT$000
≤ 1 month	10,482
1-2 months	477
2-3 months	426
3-4 months	1,431
> 4 months	3,056

15,872

Summary of Movements in Allowance for Impairment of Accounts and Other Receivables
(e)	The movements in allowance for impairment of accounts and other receivables during the year is as follows:

	Accounts receivable	Other receivables
	NT$000	NT$000
January 1, 2017	87	—
Reversal of allowance for impairment losses	(87)	—

December 31, 2017	—	—